Pensions - Net pension cost (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of net defined benefit liability (asset) [abstract]
Description of type of plan	The main pension plans for Equinor ASA and its most significant subsidiaries are defined contribution plans, in which the pension costs are recognised in the Consolidated statement of income in line with payments of annual pension premiums. The pension contribution plans in Equinor ASA also includes certain unfunded elements (notional contribution plans), for which the annual notional contributions are recognised as pension liabilities.
Description of nature of benefits provided by plan	Equinor's defined benefit plans are generally based on a minimum of 30 years of service and 66% of the final salary level, including an assumed benefit from the Norwegian National Insurance Scheme.
Minimum number of years of service for defined benefit plans	30 years
Defined benefit plan, percentage of final salary level requirement	66.00%
Maximum age of employees for early retirement premium | yr	62
Description of early retirement plan premium calculation	Equinor is a member of a Norwegian national agreement-based early retirement plan (“AFP”), and the premium is calculated based on the employees' income, but limited to 7.1 times the basic amount in the National Insurance scheme (7.1 G).
Description of discount rate for defined benefit plan	the discount rate for the defined benefit plans in Norway was established on the basis of seven years' mortgage covered bonds interest rate extrapolated on a yield curve which matches the duration of Equinor's payment portfolio for earned benefits, which was calculated to be 15.9 years
Duration of Equinor's payment portfolio for earned benefits	15.9 years
Current service cost	$ 214	$ 242	$ 238
Interest cost	0	0	192
Interest (income) on plan asset	0	0	(148)
Past service cost	0	0	2
Losses (gains) from curtailment, settlement or plan amendment	20	15	109
Actuarial (gains) losses related to termination benefits	0	(1)	59
Notional contributions	55	51	50
Defined benefit plans	289	308	503
Defined contribution plans	173	162	148
Total net pension cost	463	$ 469	$ 650
Interest cost and changes in fair value of notional assets	167
Interest income from defined benefit plans	$ 127